Lease Commitments - Schedule of Future Estimated Minimum Lease Payments Under Non-cancelable Operating Leases (Details) (10-K) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jan. 02, 2019	Dec. 31, 2018
Lessee Disclosure [Abstract]
Finance Leases, 2020	$ 45	$ 84
Finance Leases, 2021	35	44
Finance Leases, 2022	35	36
Finance Leases, 2023	8	36
Finance Leases, 2024		9
Finance Leases, Total minimum lease payments	184	209
Finance Leases, Less amount representing interest	17	34
Finance Leases, Present value of net minimum obligations	167	175
Finance Leases, Less current obligation under finance and operating leases	70	68		$ 45
Finance Leases, Long-term obligation under finance and operating leases	97	107		54
Operating Leases, 2020	20	209
Operating Leases, 2021	11	11
Operating Leases, 2022	2
Operating Leases, 2023
Operating Leases, 2024
Operating Leases, Total minimum lease payments	109	220
Operating Leases, Less amount representing interest	5	17
Operating Leases, Present value of net minimum obligations	104	203
Operating Leases, Less current obligation under finance and operating leases	93	193	$ 204
Operating Leases, Long-term obligation under finance and operating leases	$ 11	10	$ 188
Total Leases, 2020		293
Total Leases, 2021		55
Total Leases, 2022		36
Total Leases, 2023		36
Total Leases, 2024		9
Total Leases, Total minimum lease payments		429
Total Leases, Less amount representing interest		51
Total Leases, Present value of net minimum obligations		378
Total Leases, Less current obligation under finance and operating leases		261
Total Leases, Long-term obligation under finance and operating leases		$ 117